October 1, 2001

                SUPPLEMENT TO THE MARCH 1, 2001 CLASS A, CLASS B
                       AND CLASS C PROSPECTUS FOR PIONEER
                                   EUROPE FUND

The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the prospectus referenced below. Please refer to the prospectus for the full text of the supplemented section.

BASIC INFORMATION ABOUT THE FUND

COMPARISON WITH THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)


                                              SINCE INCEPTION  INCEPTION
            1 YEAR        5 YEARS                                 DATE
-----------------------------------------------------------------------------

Class C        (19.99)         n/a                12.28       1/31/96
 ..............................................................................

FEES AND EXPENSES

These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

SHAREOWNER FEES

PAID DIRECTLY FROM YOUR INVESTMENT          CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------
Maximum sales charge (load) when you buy
   shares as a percentage of offering price   5.75%      None        1%
 .......................................................................
Maximum deferred sales charge (load) as a
   percentage of offering price or the
   amount you receive when you sell shares,
   whichever is less                        None(1)        4%        1%
-----------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND

as a percentage of average daily net assets                 CLASS A           CLASS B           CLASS C
------------------------------------------------------- ----------------- ----------------- -----------------
Management Fee                                               0.92%             0.92%             0.92%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Distribution and Service (12b-1) Fee                         0.25%             1.00%             1.00%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Other Expenses                                               0.37%             0.45%             0.42%
------------------------------------------------------- ----------------- ----------------- -----------------
------------------------------------------------------- ----------------- ----------------- -----------------
Total Annual Fund Operating Expenses                         1.54%             2.37%             2.34%
------------------------------------------------------- ----------------- ----------------- -----------------

--------------------------------------------------------------------------------------------------------------------
  (1)  Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."

EXAMPLE


      IF YOU SELL YOUR SHARES               IF YOU DO NOT SELL YOUR SHARES
--------------------------------------------------------------------------------
                  NUMBER OF YEARS YOU OWN YOUR SHARES

--------------------------------------------------------------------------------
           1      3       5       10              1        3        5        10
--------------------------------------------------------------------------------
Class C   434    823    1,338   2,749           335      823    1,338     2,749
-------------------------------------------------------------------------------

BUYING, EXCHANGING AND SELLING SHARES

NET ASSET VALUE


You buy or sell shares at the share price. When you buy Class A or Class C shares, you pay an initial sales charge unless you qualify for a waiver or reduced sales charge.

COMPARING CLASSES OF SHARES

WHY YOU MIGHT PREFER EACH CLASS (CLASS C)
You may prefer Class C shares if you would rather pay higher annual expenses over time and you wish to pay a lower initial sales charge than for Class A shares or if you qualify for a waiver of the initial sales charge.

INITIAL SALES CHARGE (CLASS C)

1% of the offering price, which is waived for certain investors. At the time of purchase, your investment firm receives a commission from the distributor of up to 2%.

CONTINGENT DEFERRED SALES CHARGES (CLASS C)

A 1% charge if you sell your shares within one year of purchase.

SALES CHARGES: CLASS C SHARES


You buy Class C shares at the offering price, which includes an initial sales charge of 1% of the amount invested, unless you qualify to purchase shares at net asset value per share without paying an initial sales charge. If you sell your Class C shares within one year of purchase, you will also pay the distributor a contingent deferred sales charge of 1% of the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less.


PAYING THE CONTINGENT DEFERRED SALES CHARGE (CDSC)

Several rules apply for Class C shares so that you pay the lowest possible CDSC.

|X| The CDSC is calculated on the current market value or the original cost (less any initial sales charge) of the shares you are selling, whichever is less

|X|  You do not pay a CDSC on reinvested dividends or distributions

|X| In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)

|X| If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently

|X| You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"

CLASS C SALES CHARGES

You may pay a combination of initial and contingent deferred charges in connection with Class C shares.

The following is inserted after the section entitled "Letter of intent (Class
A)":

INITIAL CLASS C SALES CHARGE WAIVERS

You may purchase Class C shares at net asset value without an initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, you must let your broker-dealer know prior to purchasing shares. You will not be entitled to the waiver unless your broker-dealer notifies the distributor of your eligibility at the time of purchase. You may not resell these shares except to or on behalf of the fund.

CLASS C PURCHASES AT NET ASSET VALUE ARE AVAILABLE TO:

|X| Any person purchasing Class C shares through a broker-dealer that has entered into an agreement with the distributor waiving the initial sales charge (reducing the commission payable to such broker-dealer at the time of sale from 2% to 1% of the amount invested). You should determine if your broker-dealer participates in the sale of Class C shares on this basis before purchasing Class C shares;

|X| Any shareowner who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer;

|X| Any purchase of Class C shares by an employer-sponsored retirement plan described in Section 401, 403 or 457 of the Internal Revenue Code. With respect to Section 403 plans, the waiver will apply only to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA);

|X| In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies.


THE FINANCIAL HIGHLIGHTS TABLE HELPS YOU UNDERSTAND the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information (other than for the period ended April 30, 2001) has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual and semiannual reports are available upon request.


PIONEER EUROPE FUND
CLASS A SHARES

                                                                       Six
                                                                  months ended
                                                                 April 30, 2001

                                                                    (UNAUDITED)

Net asset value, beginning of period                              $  32.75

Increase (decrease) from investment operations:

   Net investment income (loss)                                   $  (0.02)

   Net realized and unrealized gain
   (loss) on investments, futures contracts
    and foreign
   currency transactions                                          $  (5.48)

      Net increase (decrease) from
      investment operations                                       $  (5.50)

Distributions to shareownders:
  Net investment income                                           $ --
  Net realized gain                                               $ --

Net increase (decrease) in net asset value                        $ (5.50)

Net asset value, end of period                                    $27.25
                                                                  =====

Total return*                                                      (16.80)%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to
average net assets+                                                1.70%**

Ratio of net investment income
(loss) to average net assets+                                       (0.43)%**

Portfolio turnover rate                                              164%**

Net assets, end of period
(in thousands)                                                      $ 222,505


Ratios assuming no waiver of management fees by Pioneer and no reduction for fees paid indirectly:

   Net expenses                                                    1.70%**
   Net investment income (loss)                                    (0.43)%**

Ratios assuming waiver of management fees by Pioneer and reduction for fees paid indirectly:

   Net expenses                                                    1.67%**
   Net investment income (loss)                                    (0.40)%**



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net aset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**       Annualized.
+        Ratios assuming no reduction for fees paid indirctly.


FINANCIAL HIGHLIGHTS

PIONEER EUROPE FUND
CLASS B SHARES

                                                                      Six
                                                                  months ended
                                                                 April 30, 2001

                                                                    (UNAUDITED)

Net asset value, beginning of period                              $  31.06

Increase (decrease) from investment operations:

   Net investment income (loss)                                   $  (0.21)

   Net realized and unrealized gain
   (loss) on investments, futures contracts
    and foreign
   currency transactions                                          $  (5.14)

      Net increase (decrease) from
      investment operations                                       $  (5.35)

Distributions to shareownders:
  Net investment income                                           $ --
  Net realized gain                                               $ --

Net increase (decrease) in net asset value                        $ (5.35)

Net asset value, end of period                                    $25.71
                                                                  =====

Total return*                                                      (17.22)%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to
average net assets+                                                2.54%**

Ratio of net investment income
(loss) to average net assets+                                       (1.27)%**

Portfolio turnover rate                                              164%**

Net assets, end of period
(in thousands)                                                      $ 115,827


Ratios assuming no waiver of management fees by Pioneer and no reduction for fees paid indirectly:

   Net expenses                                                    2.54%**
   Net investment income (loss)                                    (1.27)%**

Ratios assuming waiver of management fees by Pioneer and reduction for fees paid indirectly:

   Net expenses                                                    2.53%**
   Net investment income (loss)                                    (1.26)%**



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net aset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**       Annualized.
+        Ratios assuming no reduction for fees paid indirctly.


PIONEER EUROPE FUND
CLASS C SHARES

                                                                       Six
                                                                  months ended
                                                                 April 30, 2001

                                                                    (UNAUDITED)

Net asset value, beginning of period                              $  30.95

Increase (decrease) from investment operations:

   Net investment income (loss)                                   $  (0.27)

   Net realized and unrealized gain
   (loss) on investments, futures contracts
    and foreign
   currency transactions                                          $  (5.05)

      Net increase (decrease) from
      investment operations                                       $  (5.32)

Distributions to shareownders:
  Net investment income                                           $ --
  Net realized gain                                               $ --

Net increase (decrease) in net asset value                        $ (5.32)

Net asset value, end of period                                    $25.63
                                                                  =====

Total return*                                                      (17.19)%

RATIOS/SUPPLEMENTAL DATA

Ratio of net expenses to
average net assets+                                                2.52%**

Ratio of net investment income
(loss) to average net assets+                                       (1.27)%**

Portfolio turnover rate                                              164%**

Net assets, end of period
(in thousands)                                                      $ 31,069


Ratios assuming no waiver of management fees by Pioneer and no reduction for fees paid indirectly:

   Net expenses                                                    2.52%**
   Net investment income (loss)                                    (1.27)%**

Ratios assuming waiver of management fees by Pioneer and reduction for fees paid indirectly:

   Net expenses                                                    2.50%**
   Net investment income (loss)                                    (1.25)%**



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net aset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**       Annualized.
+        Ratios assuming no reduction for fees paid indirctly.


                                                          10813-00-0901
                                            (C) Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds


                                                                October 1, 2001

                         SUPPLEMENT TO THE MARCH 1, 2001
                       STATEMENT OF ADDITIONAL INFORMATION
                             FOR PIONEER EUROPE FUND

The fund has added an initial sales charge of 1% of the offering price of its Class C shares. The following supplements the sections of the statement of additional information (SAI) referenced below. Please refer to the SAI for the full text of the supplemented section.


3.  MANAGEMENT OF THE FUND

David D. Tripple resigned as a Trustee and officer of the fund and as director and/or officer of Pioneer and its affiliates on September 30, 2001.


5.  PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

PRINCIPAL UNDERWRITER


The third and fourth paragraphs are revised as follows:

See "Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A and Class C shares.

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A and Class C shares during recently completed fiscal years.


11.  SALES CHARGES

CLASS C SHARES

The first paragraph is revised as follows:

You may buy Class C shares at the public offering price, which includes a sales charge of 1% of the amount invested. Class C shares redeemed within one year of purchase will also be subject to a CDSC of 1%.

                          SALES CHARGE AS A % OF

                          OFFERING NET AMOUNT        DEALER

AMOUNT OF PURCHASE        PRICE*            INVESTED         REALLOWANCE

All amounts               1.00              1.01             1.00

*If you established your Class C share account directly or through an omnibus account with a broker-dealer on or before September 28, 2001, your shares will not be subject to the 1% initial sales charge on exchanges or additional purchases of Class C shares. Your broker-dealer must inform PFD of your eligibility for a waiver at the time of sale.

The CDSC will be assessed on the amount equal to the lesser of the current market value or the original purchase cost (less any initial sales charge) of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares purchased through the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.


The initial and contingent deferred sales charges are subject to waiver in certain circumstances as described in the prospectus. As of October 1, 2001, the following are broker-dealers which have entered into agreements with PFD to receive a reduced commission at the time of purchase and whose clients are entitled to a waiver of the initial sales charge:

Merrill Lynch Pierce Fenner & Smith
Mutual of Omaha Investor Services
Kirkpatrick Pettis Smith
Dain Rauscher Incorporated
Capital Financial Services
Securities America, Inc.

Shareholders who held Class C shares of a Pioneer fund on September 28, 2001 directly or through an omnibus account with a broker-dealer ("Grandfathered Shareholders") are only entitled to a waiver of the initial sales charge if their broker informs PFD at the time of purchase that the shares are being purchased for the account of a Grandfathered Shareholder. If you are a Grandfathered Shareholder you should notify your broker-dealer before purchasing Class C shares.


ADDITIONAL PAYMENTS TO DEALERS

The second sentence of the first paragraph is revised as follows:

PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A or Class C sales with respect to which orders are placed during a particular period.

12.  REDEEMING SHARES

SYSTEMATIC WITHDRAWAL PLAN(S) ("SWP")

The first sentence of the third paragraph is revised as follows:

Purchases of Class A or Class C shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous.

14.  PRICING OF SHARES

The third paragraph is revised as follows:

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. The fund's maximum offering price per Class C share is determined by adding the maximum sales charge to the net asset value per Class C share (Class C shares may be subject to a CDSC). Class B shares are offered at net asset value without the imposition of an initial sales charge (Class B shares may be subject to a CDSC).

15.      TAX STATUS

The first sentence of the fifteenth paragraph is revised as follows:

In addition, if Class A or Class B shares that have been held for less than 91 days are redeemed and the proceeds are reinvested in Class A shares of the fund or in Class A shares of another mutual fund at net asset value pursuant to the reinstatement privilege, or if Class A or Class C shares in the fund that have been held for less than 91 days are exchanged for the same class of shares in another fund at net asset value pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will not be included in the tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege.

16.      INVESTMENT RESULTS

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

The equation for computing average annual total return is revised as follows:

                  P(1+T)n = ERV

Where:

         P = a hypothetical initial payment of $1,000, less the maximum sales load of $57.50 for Class A shares or the maximum sales load of $10.00 for Class C shares or the deduction of the CDSC for Class B and Class C shares at the end of the period

         T        =        average annual total return

         n        =        number of years

         ERV      =        ending redeemable value of the hypothetical $1,000
                           initial payment made at the beginning of the designated period (or fractional portion thereof)

18.      APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

The average annual total returns for Class C shares are revised as follows:



AVERAGE ANNUAL TOTAL RETURNS (OCTOBER 31, 2000)

-------------------------------------- --------------------------------------------------------------------
                                                         AVERAGE ANNUAL TOTAL RETURN (%)

-------------------------------------- --------------------------------------------------------------------
------------------------------------ ------------- ---------------- --------------- -------------- --------------
                                                                                    SINCE          INCEPTION

CLASS OF SHARES                      ONE YEAR      FIVE YEARS       TEN YEARS       INCEPTION      DATE
------------------------------------ ------------- ---------------- --------------- -------------- --------------
------------------------------------ ------------- ---------------- --------------- -------------- --------------

Class C Shares                           4.85            N/A             N/A        14.13          1/31/96
------------------------------------ ------------- ---------------- --------------- -------------- --------------

Reflects any applicable sales charges.


20.                                    APPENDIX C - PERFORMANCE STATISTICS

The performance presentation for Class C shares is revised as follows:

                               PIONEER EUROPE FUND


                                 CLASS C SHARES

----------------- -------------- ------------- ----------------                 -------------- --------------
                                               SALES CHARGE                     NET ASSET      INITIAL NET

                  INITIAL        OFFERING      INCLUDED         SHARES          VALUE PER      ASSET VALUE
DATE              INVESTMENT     PRICE                          PURCHASED       SHARE
----------------- -------------- ------------- ----------------                 -------------- --------------
----------------- -------------- ------------- ----------------                 -------------- --------------

----------------- -------------- ------------- ---------------- --------------- -------------- --------------
----------------- -------------- ------------- ---------------- --------------- -------------- --------------
1/31/96           $10,000        $20.12        1.00%            497.018         $19.92         $9,901
----------------- -------------- ------------- ---------------- --------------- -------------- --------------


                                 VALUE OF SHARES


                    (DIVIDENDS AND CAPITAL GAINS REINVESTED)

----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
                                       FROM CAPITAL            FROM
                  FROM INVESTMENT  GAINS REINVESTED       DIVIDENDS  CDSC IF REDEEMED     TOTAL VALUE
DATE                                                     REINVESTED                                           CDSC %
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------

----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/96                  $11,247              $820            $103               $99         $12,170           1.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/97                  $12,799            $1,765            $117                $0         $14,681           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/98                  $14,981            $2,491            $137                $0         $17,609           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/99                  $17,962            $3,747            $165                $0         $21,874           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------
12/31/00                  $14,518            $3,029            $133                $0         $17,680           0.00
----------------- ---------------- ----------------- --------------- ----------------- --------------- --------------

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.